PARENT COMPANY INFORMATION	12 Months Ended
Sep. 30, 2025
Condensed Financial Information Disclosure [Abstract]
PARENT COMPANY INFORMATION

NOTE 22 – PARENT COMPANY INFORMATION

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company was prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of operations.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP were condensed or omitted.

As of September 30, 2025 and 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

PARENT COMPANY BALANCE SHEETS

	As of September 30,
	2025	2024
ASSETS
Current assets:
Cash and cash equivalents	$3,497,762	$-
Amounts due from a subsidiary	1,500,000	-
Total current assets	4,997,762	-

Non-current assets:
Investment in subsidiaries	40,434,973	39,786,592
Total non-current assets	40,434,973	39,786,592

Total Assets	$45,432,735	$39,786,592

LIABILITIES AND EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES		-

EQUITY
Ordinary shares (par value $0.001 per share, 50,000,000 shares authorized; 17,025,000 and 15,500,000 shares issued and outstanding as of September 30, 2025 and 2024, respectively.)	17,025	15,500
Subscription receivable	(15,500)	(15,500)
Additional paid-in capital	6,544,298	1,617,966
Statutory reserves	2,076,469	1,690,994
Retained earnings	38,207,918	37,339,006
Accumulated other comprehensive loss	(1,397,475)	(861,374)
Total Equity	45,432,735	39,786,592

Total Liabilities and Equity	$45,432,735	$39,786,592

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

	Years Ended September 30,
	2025	2024	2023
	US$	US$	US$
Equity in earnings of subsidiaries	$1,637,113	$8,095,871	$11,858,590

Operating expenses:
General and administrative	437,421	-	-
Total Operating expenses	437,421	-	-

Other income:
Other income, net	54,695	-	-
Total other income, net	54,695	-	-

Net income	1,254,387	8,095,871	11,858,590
Foreign currency translation (loss) gain	(531,361)	885,435	501,013
Comprehensive income	$723,026	$8,981,306	$12,359,603

PARENT COMPANY STATEMENTS OF CASH FLOWS

	Years Ended September 30,
	2025	2024	2023
Cash flows from operating activities
Net income	$1,254,387	$8,095,871	$11,858,590
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(1,637,113)	(8,095,871)	(11,858,590)
Changes in other receivables from a subsidiary	(1,500,000)	-	-
Net cash used in operating activities	(1,882,726)	-	-

Cash flows from financing activities:
Net proceeds from initial public offering	5,380,488	-	-
Net cash provided by financing activities	5,380,488	-	-

Net change in cash	3,497,762	-	-
Cash at the beginning of the year	-	-	-
Cash at the end of the year	$3,497,762	$-	$-